Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
15.       Subsequent Events:

(a)  Dividend on Series A Preferred Shares: On July 15, 2026, the Company paid to Toro a dividend amounting to $125,000 on the Series A Preferred Shares for the dividend period from April 15, 2026 to July 14, 2026.
(b)  Reverse stock split: On July 9, 2026, the Company effected a 1-for-15 reverse stock split of its common shares without any change in the number of authorized common shares. As a result of the reverse stock split, the number of issued and outstanding shares as of July 9, 2026, was decreased to 582,297 (including fractional shares), while the par value of the Company’s common shares remained unchanged at $0.001 per share.
(c)  Underwritten equity offering: On July 27, 2026, the Company issued and sold 750,000 common shares at an offering price of $4.00 per share in an underwritten public offering. The gross proceeds from the offering were $3.0 million, before deducting underwriting discounts, commissions, and other offering expenses. In addition, the Company has granted the underwriter a 45-day option to purchase up to 54,380 additional shares of common stock at the public offering price less the underwriting discounts and commissions. The option expired on September 10, 2026 and no additional shares have been issued pursuant to this option.

(d)  Withdrawal of Form 20-F relating to proposed spin-off: In light of the sale of the Company’s tanker vessel, M/T Wonder Mimosa, completed on April 29, 2026, the proposed spin-off of the Company’s tanker segment announced in March 2026 will not proceed and the related registration statement filed with the SEC was withdrawn in July 2026.

(e)  Investment in secured convertible loan notes: In September 2026, the Company, through a wholly owned subsidiary, invested $5.5 million (€4.7 million) in senior secured convertible loan notes issued by IntegrEn Limited (the “Notes”), an Irish-domiciled developer of digital infrastructure and associated energy generation assets in the United States and the United Kingdom. The Notes bear no coupon, mature on December 31, 2026, and are redeemable at a premium to their principal amount; part of the Company's entitlement may instead be converted into equity of a subsidiary of the issuer. The Notes are secured over contractual rights of the issuer group, including any refund of amounts prepaid under a supply contract, and benefit from a guarantee, provided by a third party and two group companies of the issuer, of certain deductions that may be applied against any such refund.